Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2023
Fair value of assets and liabilities
Fair value of assets and liabilities

15. Fair value of assets and liabilities

The tables below set forth the fair value of financial instruments grouped by the fair value level at the dates indicated.

	December 31, 2023
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial assets
Single case	-	-	934,131	934,131
Portfolio	-	-	2,875,881	2,875,881
Portfolio with equity risk	-	-	142,659	142,659
Legal risk management	-	-	3,523	3,523
Non-derivative financial assets
Joint ventures and equity method investments	-	-	178,628	178,628
Single case with equity risk	10,051	-	-	10,051
Assets of consolidated investment companies
Core legal finance (BOF-C)	9,914	-	705,092	715,006
Lower risk legal finance (Advantage Fund)	-	-	185,509	185,509
Due from settlement of capital provision assets	-	-	265,540	265,540
Marketable securities
Government securities	8,004	14,333	-	22,337
Corporate bonds	-	53,001	-	53,001
Asset-backed securities	-	20,047	-	20,047
Mutual funds	6,529	-	-	6,529
Certificates of deposit	5,647	-	-	5,647
Total assets	40,145	87,381	5,290,963	5,418,489

Liabilities:
Financial liabilities relating to third-party interests in capital provision assets	-	-	704,196	704,196
Total liabilities	-	-	704,196	704,196
Net total	40,145	87,381	4,586,767	4,714,293

	December 31, 2022
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Capital provision assets
Derivative financial assets
Single case	-	-	792,745	792,745
Portfolio	-	-	2,022,406	2,022,406
Portfolio with equity risk	-	-	99,406	99,406
Legal risk management	-	-	3,201	3,201
Non-derivative financial assets
Joint ventures and equity method investments	-	-	159,225	159,225
Single case with equity risk	8,745	-	-	8,745
Assets of consolidated investment companies
Complex strategies (Strategic Value Fund)	-	-	12,657	12,657
Core legal finance (BOF-C)	10,000	-	526,575	536,575
Lower risk legal finance (Advantage Fund)	-	-	100,596	100,596
Due from settlement of capital provision assets	-	-	116,582	116,582
Marketable securities
Government securities	14,806	2,687	-	17,493
Corporate bonds	-	79,899	-	79,899
Asset-backed securities	-	32,933	-	32,933
Mutual funds	6,033	-	-	6,033
Total assets	39,584	115,519	3,833,393	3,988,496

Liabilities:
Financial liabilities relating to third-party interests in capital provision assets	-	-	425,205	425,205
Total liabilities	-	-	425,205	425,205
Net total	39,584	115,519	3,408,188	3,563,291

The Group has elected the fair value option for the Group’s equity method investments, marketable securities, due from settlement of capital provision assets and financial liabilities relating to third-party interests in capital provision assets to provide a consistent fair value measurement approach for all capital provision related activity. Realized gains and losses, unrealized gains and losses and interest and dividend income on these assets are recognized as income/(loss) and presented in the consolidated statements of operations when they are earned.

The key risk and sensitivity across all the capital provision assets relate to the underlying litigation associated with each case that is underwritten and financed. The sensitivity to this Level 3 input is therefore considered to be similar across the different types of capital provision assets and is expressed as a portfolio-wide stress.

Movements in Level 3 fair value assets and liabilities

The tables below set forth the analysis of the movements in the Level 3 financial assets and liabilities for the periods indicated.

	Year ended December 31, 2023
			Transfers			Income/(loss)	Foreign	At
	At beginning	Transfers	between			for the	exchange	end of
($ in thousands)	of period	into Level 3	types	Deployments	Realizations	period	gains/(losses)	period
Single case	792,745	-	(403)	111,958	(184,998)	215,707	(878)	934,131
Portfolio	2,022,406	-	403	261,853	(301,610)	893,113	(284)	2,875,881
Portfolio with equity risk	99,406	-	-	361	-	42,892	-	142,659
Legal risk management	3,201	-	-	-	(944)	115	1,151	3,523
Joint ventures and equity method investments	159,225	-	-	5,556	(10,440)	22,007	2,280	178,628
Complex strategies (Strategic Value Fund)	12,657	-	-	-	(15,000)	2,343	-	-
Core legal finance (BOF-C)	526,575	-	-	126,164	(66,499)	118,852	-	705,092
Lower risk legal finance (Advantage Fund)	100,596	-	-	176,135	(128,802)	37,580	-	185,509
Total capital provision assets	3,716,811	-	-	682,027	(708,293)	1,332,609	2,269	5,025,423
Due from settlement of capital provision assets	116,582	-	-	708,293	(559,362)	(1)	28	265,540
Total Level 3 assets	3,833,393	-	-	1,390,320	(1,267,655)	1,332,608	2,297	5,290,963

Financial liabilities relating to third-party interests in capital provision assets	425,205	-	-	230	(502)	279,263	-	704,196
Total Level 3 liabilities	425,205	-	-	230	(502)	279,263	-	704,196

	Year ended December 31, 2022(1)
			Transfers			Income/(loss)	Foreign	At
	At beginning	Transfers	between			for the	exchange	end of
($ in thousands)	of period	into Level 3	types	Deployments	Realizations	period	gains/(losses)	period
Single case	655,674	-	(1,916)	161,785	(45,371)	28,243	(5,670)	792,745
Portfolio	1,752,137	-	1,916	272,796	(138,277)	135,962	(2,128)	2,022,406
Portfolio with equity risk	200,484	-	-	366	(157,191)	55,747	-	99,406
Legal risk management	2,567	-	-	130	-	718	(214)	3,201
Joint ventures and equity method investments	162,103	-	-	7,864	(5,916)	(1,627)	(3,199)	159,225
Complex strategies (Strategic Value Fund)	12,855	-	-	-	(1,663)	1,465	-	12,657
Core legal finance (BOF-C)	329,360	-	-	132,006	(53,358)	118,563	4	526,575
Lower risk legal finance (Advantage Fund)	-	-	-	121,896	(22,875)	1,575	-	100,596
Other	2,083	-	-	-	(2,083)	-	-	-
Total capital provision assets	3,117,263	-	-	696,843	(426,734)	340,646	(11,207)	3,716,811
Due from settlement of capital provision assets	86,311	-	-	426,734	(387,786)	(8,679)	2	116,582
Total Level 3 assets	3,203,574	-	-	1,123,577	(814,520)	331,967	(11,205)	3,833,393

Financial liabilities relating to third-party interests in capital provision assets	424,733	-	-	29	(52)	495	-	425,205
Total Level 3 liabilities	424,733	-	-	29	(52)	495	-	425,205

1.	The comparative data for December 31, 2022 in the table above has been amended to correct for immaterial differences.

All transfers into and out of Level 3 are recognized as if they have taken place at the beginning of each reporting period. There were no transfers into or out of Level 3 during the years ended December 31, 2023 and 2022.

Key unobservable inputs for Level 3 valuations

The Group’s valuation policy for capital provision assets provides for ranges of percentages to be applied against the risk-adjustment factor to more than 70 discrete objective litigation events across five principal different types of litigation in order to calculate the adjusted risk premium. The range for each event is ten percentage points. The

Company typically marks assets at the middle of that range unless there are specific factors that cause the Group’s valuation committee to select a different point in the range and, on an exceptional basis, the Group’s valuation committee may also select a point outside the range. To decide which percentage to apply to a given asset, the Group’s valuation committee considers the kind and degree of legal, procedural or other investment-specific circumstances that may be present. See note 2 (Summary of significant accounting policies—Fair value of financial instruments) to the Group’s consolidated financial statements for additional information with respect to the Group’s valuation approach.

The tables below set forth each of the key unobservable inputs used to value the Group’s capital provision assets and the applicable ranges and weighted average by relative fair value for such inputs.

($ in thousands)	December 31, 2023
Type:

Single case, Portfolio, Joint ventures and equity method investments, Legal risk management, Core legal finance (BOF-C)(1), Financial liabilities relating to third party interests in capital provision assets

Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate				5.3%	7.3%	7.0%
Duration(2) (years)				0.5	7.2	3.4
Adjusted risk premium				0.0%	100.0%	30.2%
Positive case milestone factor:
Significant ruling or other objective event prior to trial court judgment	$ 81,244	$ 50,667	$ 131,911	5%	40%	23%
Trial court judgment or tribunal award	$ 130,529	$ 61,175	$ 191,704	25%	60%	54%
Appeal judgment	$ 60,402	$ 57,472	$ 117,874	71%	80%	72%
Asset freeze	$ 16,621	$ 10,528	$ 27,149	20%	20%	20%
Exhaustion of as-of-right appeals	$ 34,318	$ 61,828	$ 96,146	80%	80%	80%
Exhaustion of all appeals	$ 76,872	$ 66,039	$ 142,911	100%	100%	100%
Settlement	$ 5,877	$ 17,380	$ 23,257	40%	80%	49%
Portfolios with multiple factors	$ 498,296	$ 405,078	$ 903,374	1%	100%	22%
Other	$ 338	($ 171)	$ 167	100%	100%	100%
Negative case milestone factor:
Significant ruling or other objective event prior to trial court judgment	$ 34,305	($ 28,057)	$ 6,248	(10)%	(60)%	(43)%
Trial court judgment or tribunal award	$ 41,950	($ 23,577)	$ 18,373	(10)%	(60)%	(59)%
Appeal judgment	$ 7,989	($ 7,989)	$ -	(100)%	(100)%	(100)%
Portfolios with multiple factors	$ 29,636	($ 13,479)	$ 16,157	(13)%	(60)%	(43)%
No case milestone:	$ 865,568	$ 55,868	$ 921,436
YPF-related assets:	$ 60,338	$ 1,311,319	$ 1,371,657
	$ 1,944,283	$ 2,024,081	$ 3,968,364

Type:	Lower risk legal finance (Advantage Fund)
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate	$ 164,259	$ 21,250	$ 185,509	12.4%	21.4%	17.5%
Duration(2) (years)				1.0	2.7	1.9

Type:	Portfolio with equity risk, Core legal finance (BOF-C)(1)
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate	$ 123,069	$ 44,285	$ 167,354	15.0%	15.0%	15.0%
Resolution timing (years)				0.8	4.8	1.7
Conversion ratio				2.6	2.6	2.6

Type:	Due from settlement of capital provision assets
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Collection risk	$ 265,540	$ -	$ 265,540	0%	100%	0%

Level 3 assets and liabilities, net	$ 2,497,151	$ 2,089,616	$ 4,586,767

1.	Includes the proportional investment in these capital provision assets held by BOF-C.
2.	Duration refers to the expected timing of a favorable outcome. See note 2 (Summary of significant accounting policies—Fair value of financial instruments) to the Group’s condensed consolidated financial statements for additional information with respect to the valuation methodology for Level 3 assets.

($ in thousands)	December 31, 2022(1)
Type:

Single case, Portfolio, Joint ventures and equity method investments, Legal risk management, Core legal finance (BOF-C)(2), Financial liabilities relating to third party interests in capital provision assets

Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate				5.8%	7.9%	7.3%
Duration(3) (years)				0.2	8.2	3.4
Adjusted risk premium				0.0%	94.2%	38.1%
Positive case milestone factor:
Significant ruling or other objective event prior to trial court judgment	$ 58,724	$ 71,469	$ 130,193	5%	40%	20%
Trial court judgment or tribunal award	$ 116,692	$ 97,642	$ 214,334	4%	60%	53%
Appeal judgment	$ 90,045	$ 88,018	$ 178,063	60%	80%	67%
Asset freeze	$ 16,621	$ 8,598	$ 25,219	20%	20%	20%
Settlement	$ 52,812	$ 44,384	$ 97,196	40%	80%	76%
Portfolios with multiple factors	$ 380,101	$ 240,929	$ 621,030	1%	100%	14%
Other	$ 337	($ 182)	$ 155	100%	100%	100%
Negative case milestone factor:
Significant ruling or other objective event prior to trial court judgment	$ 20,259	($ 14,873)	$ 5,386	(10)%	(60)%	(13)%
Trial court judgment or tribunal award	$ 13,201	($ 3,962)	$ 9,239	(55)%	(60)%	(56)%
Appeal judgment	$ 14,431	($ 13,860)	$ 571	(80)%	(80)%	(80)%
Portfolios with multiple factors	$ 2,450	($ 999)	$ 1,451	(50)%	(50)%	(50)%
No case milestone:	$ 941,340	$ 14,382	$ 955,722
YPF-related assets:	$ 54,625	$ 768,410	$ 823,035
	$ 1,761,638	$ 1,299,956	$ 3,061,594

Type:	Lower risk legal finance (Advantage Fund)
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate	$ 100,331	$ 265	$ 100,596	12.5%	21.5%	16.7%
Duration(3) (years)				0.7	3.7	2.5

Type:	Portfolio with equity risk, Core legal finance (BOF-C)(2)
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Discount rate	$ 123,069	($ 6,310)	$ 116,759	16.5%	16.5%	16.5%
Resolution timing (years)				1.8	3.8	2.8
Conversion ratio				2.6	2.6	2.6

Type:	Due from settlement of capital provision assets
Principal value technique:	Discounted cash flow
Unobservable input:	Cost	Unrealized	Fair value	Minimum	Maximum	Weighted average
Collection risk	$ 127,912	($ 11,330)	$ 116,582	0%	100%	0%

Type:	Complex strategies (Strategic Value Fund)
Principal value technique:	Other
Unobservable input:	Cost	Unrealized	Fair value
Other	$ 11,156	$ 1,501	$ 12,657

Level 3 assets and liabilities, net	$ 2,124,106	$ 1,284,082	$ 3,408,188

1.	The comparative data for December 31, 2022 in the table above has been amended to correct for immaterial differences.
2.	Includes the proportional investment in these capital provision assets held by BOF-C.
3.	Duration refers to the expected timing of a favorable outcome. See note 2 (Summary of significant accounting policies—Fair value of financial instruments) to the Group’s condensed consolidated financial statements for additional information with respect to the valuation methodology for Level 3 assets.

Sensitivity of Level 3 valuations

Following origination, the Group engages in a review of each capital provision asset’s fair value in connection with the preparation of the consolidated financial statements. Should the prices of the Level 3 due from settlement of capital provision assets, capital provision assets and financial liabilities relating to third-party interests in capital provision assets have been 10% higher or lower, while all other variables remained constant, the Group’s consolidated income and net assets would have increased or decreased, respectively, by $458.7 million and $340.8 million at December 31, 2023 and 2022, respectively (the comparative data at December 31, 2022 has been amended for immaterial differences).

In addition, at December 31, 2023 and 2022, should interest rates have been 50 or 100 basis points lower or higher, as applicable, than the actual interest rates used in the fair value estimates, while all other variables remained constant, the Group’s consolidated income and net assets would have increased or decreased, respectively, by the following amounts.

	December 31,
($ in thousands)	2023	2022(1)
+100 bps interest rates	(161,110)	(116,874)
+50 bps interest rates	(81,745)	(59,527)
-50 bps interest rates	82,724	59,212
-100 bps interest rates	167,944	130,076
1.	The comparative data for December 31, 2022 in the table above has been amended to correct for immaterial differences.

Furthermore, at December 31, 2023 and 2022, should duration have been six or 12 months shorter or longer, as applicable, than the actual durations used in the fair value estimates, while all other variables remained constant, the Group’s consolidated income and net assets would have decreased or increased, respectively, by the following amounts.

	December 31,
($ in thousands)	2023	2022
+12 months duration(1)	(363,901)	(250,428)
+6 months duration(1)	(188,718)	(130,086)
-6 months duration(1)	203,442	133,950
-12 months duration(1)	393,248	277,833
1.	Duration refers to the expected timing of a favorable outcome. See note 2 (Summary of significant accounting policies—Fair value of financial instruments) to the Group’s condensed consolidated financial statements for additional information with respect to the valuation methodology for Level 3 assets.

The sensitivity impact has been provided on a pre-tax basis for both the Group’s consolidated income and net assets as the Group considers the fluctuation in its effective tax rate from period to period could indicate changes in sensitivity not driven by the valuation that are difficult to follow and detract from the comparability of this information.

Reasonably possible alternative assumptions

The determination of fair value for capital provision assets, due from settlement of capital provision assets and financial liabilities relating to third-party interests in capital provision assets involves significant judgments and estimates. While the potential range of outcomes for the assets is wide, the Group’s fair value estimation is its best assessment of the current fair value of each asset or liability, as applicable. Such estimate is inherently subjective, being based largely on an assessment of how individual events have changed the possible outcomes of the asset or liability, as applicable, and their relative probabilities and hence the extent to which the fair value has altered. The aggregate of the fair values selected falls within a wide range of reasonably possible estimates. In the Group’s opinion, there is no useful alternative valuation that would better quantify the market risk inherent in the portfolio and there are no inputs or variables to which the values of the assets are correlated other than interest rates which impact the discount rates applied.